INTANGIBLE ASSETS – DIGITAL ASSETS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Acquire intangible assets		$ 271,800
Digital currency expenses		41,420	$ 133,660
Commissions received		1,063	8,400
Impairment of intangible assets			34,570
Gain on sale of digital assets		29,551	47,875
Unfunded liability	$ 219,733	219,733
Intangible assets, net			2,695
Asset and liability related to digital assets held	1,000,000	1,000,000
Digital Currency [Member]
Finite-Lived Intangible Assets [Line Items]
Acquire intangible assets	406,046		114,650
Acquire intangible assets in future		219,733
Media Content [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets		45,318
Intangible assets, net	438,104	438,104	$ 2,695
Media Content [Member] | Other Noncurrent Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 406,040	$ 406,040